Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net
4.	Accounts Receivable, Net

The following summarizes the Group’s accounts receivable as of December 31, 2015, 2016 and 2017:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Accounts receivable	274,800	376,839	644,729
Less: Allowance for doubtful accounts	(1,264)	(20,959)	(45,449)

Accounts receivable, net	273,536	355,880	599,280

The amount of payments to search engines on behalf of customers included in accounts receivable was RMB231,734, RMB280,866 and RMB449,411 as of December 31, 2015, 2016 and 2017, respectively.

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2015, 2016 and 2017:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Balance at beginning of the year	(92)	(1,264)	(20,959)
Charged to costs and expenses	(1,172)	(19,695)	(24,490)

Balance at end of the year	(1,264)	(20,959)	(45,449)